Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Net income	$ 68,343	$ 17,446	$ 206,434	$ 28,635
Other comprehensive income, before tax:
Change in derivative instruments designated as cash flow hedges	3,288	158	3,084	(13,093)
Reclassification of realized loss on derivative instruments designated as cash flow hedges	2,887	1,130	5,378	1,658
Foreign currency translation adjustments	(67)	105	(108)	3
Comprehensive income, before tax	74,451	18,839	214,788	17,203
Income tax (expense) benefit related to items of other comprehensive income	(56)	(17)	11	115
Comprehensive income, after tax	74,395	18,822	214,799	17,318
Less: Dividends on preferred shares	3,614		5,860
Less: Comprehensive income attributable to the noncontrolling interest		494		73
Comprehensive income attributable to common shareholders	$ 70,781	$ 18,328	$ 208,939	$ 17,245